Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Leasehold land	Buildings	Total
	US$’000	US$’000	US$’000
December 31, 2021
Right-of-use assets at January 1, 2021, net of accumulated depreciation	4,851	3,158	8,009
Increase	—	678	678
Disposal	—	(59)	(59)
Exchange realignment	112	(62)	50
Depreciation of right-of-use assets	(101)	(1,391)	(1,492)
At December 31, 2021	4,862	2,324	7,186
December 31, 2020
Right-of-use assets at January 1, 2020, net of accumulated depreciation	4,630	4,718	9,348
Increase	—	491	491
Lease modification	—	(928)	(928)
Exchange realignment	318	273	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,493)
At December 31, 2020	4,851	3,158	8,009

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2021	2020
	US$’000	US$’000
Carrying amount at January 1	3,373	6,085
Increase	678	491
Lease modification	—	(928)
Disposal	(68)	—
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327
Carrying amount at December 31	2,504	3,373
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
	2,504	3,373

Summary of Lease Expense

(c) The amounts recognized in profit or loss in relation to leases are as follows:

	2021	2020
	US$’000	US$’000
Interest on lease liabilities	142	195
Depreciation charge of right-of-use assets	1,492	1,493
Expense relating to short-term leases	182	69
	1,816	1,757

Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Operating Leases

At December 31, 2021 and 2020, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	2021	2020
	US$’000	US$’000
Within one year	13	4